Investment Objectives and Goals	Jan. 20, 2026
Tradr 2X Short AAL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short AAL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short AAL Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of American Airlines Group, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short ACHR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short ACHR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short ACHR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Archer Aviation, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short ALAB Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short ALAB Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short ALAB Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Astera Labs, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short AMZN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short AMZN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short AMZN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Amazon.com, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short ANF Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short ANF Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short ANF Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Abercrombie & Fitch Co. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short APLD Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short APLD Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short APLD Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Applied Digital Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short BE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short BE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short BE Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Bloom Energy Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short BLSH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short BLSH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short BLSH Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Bullish. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short CAR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short CAR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short CAR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (-200%) the daily performance of the common shares of AVIS Budget Group, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short CLSK Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short CLSK Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short CLSK Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of CleanSpark, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short CRDO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short CRDO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short CRDO Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Credo Technology Group Holding Ltd. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short FLY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short FLY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short FLY Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Firefly Aerospace, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short IREN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short IREN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short IREN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of IREN Limited. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short JOBY Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short JOBY Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short JOBY Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Joby Aviation, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short LCID Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short LCID Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short LCID Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Lucid Group, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short NBIS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short NBIS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short NBIS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Nebius Group N.V. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short NNE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short NNE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short NNE Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Nano Nuclear Energy Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short OPEN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short OPEN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short OPEN Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Opendoor Technologies Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Tradr 2X Short QS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short QS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short QS Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of QuantumScape Corporation. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short QUBT Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short QUBT Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short QUBT Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Quantum Computing Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short SMR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short SMR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short SMR Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Nuscale Power Corp. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short TEM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short TEM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short TEM Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Tempus AI, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short UPST Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short UPST Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short UPST Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Upstart Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short W Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short W Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short W Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of Wayfair Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.

Tradr 2X Short WULF Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Tradr 2X Short WULF Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tradr 2X Short WULF Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) daily performance of the common shares of TeraWulf Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day.